1. Description of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Description Of Business And Summary Of Significant Accounting Policies Policies
Description of Business

We are a provider of cyber security, business advisory services principally in regulatory risk mitigation, and energy solutions.  We help clients in diverse industries improve performance, comply with complex regulations, reduce costs, leverage and integrate technology, and stimulate growth. We team with our clients to deliver sustainable and measurable results. Our primary focus is using our expertise on issues related to three key areas for customers; (i) cyber security, (ii) regulatory risk mitigation, and (iii) energy usage and strategy initiatives.  We work with our customers to assess, design, and provide customized advice and solutions that are tailored to address each client’s particular needs. We provide solutions and services to a wide variety of organizations including Fortune 500 companies, medium-sized businesses and governmental entities.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly owned.  All significant intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of the Company’s consolidated financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions.  These estimates and assumptions affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.

Cash and cash equivalents

The Company considers all highly liquid investments having an original maturity of three months or less to be cash equivalents.  Amounts invested may exceed federally insured limits at any given time.  Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents.  The Company places its cash and cash equivalents on deposit with financial institutions in the United States.  The Company from time to time may have amounts on deposit in excess of the insured limits (FDIC limits are $250,000).  The Company periodically assesses the financial condition of the institutions and believes that the risk of loss is remote.

Accounts receivable

Accounts receivable are recorded at the invoiced amount, net of an allowance for doubtful accounts. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company determines the allowance based on historical write-off experience, customer specific facts and economic conditions. Bad debt expense, if any,  is included in general and administrative expenses.  At December 31, 2015 and 2014, the allowance for doubtful accounts was $383,503 and $356,597, respectively.

Marketable Securities	Marketable equity securities are accounted for as trading securities and are stated at market value with unrealized gains and losses accounted for in other income (expense).
Property and equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets ranging from three to seven years.  Maintenance and repair costs are expensed as incurred.  Gains or losses on dispositions are reflected in income.

Valuation of goodwill and intangible assets

Our intangible assets include goodwill, trademarks, non-compete agreements and purchased customer relationships, all of which are accounted for based on Financial Accounting Standards Board (FASB) Accounting Standards Codification (“ASC”) Topic 350 Intangibles-Goodwill and Other. As described below, goodwill and intangible assets that have indefinite useful lives are not amortized but are tested at least annually for impairment or more frequently if events or changes in circumstances indicate that  the asset might be impaired. Intangible assets with limited useful lives are amortized using the straight-line method over their estimated period of benefit, ranging from two to fifteen years.

Impairment testing

Our goodwill impairment testing is calculated at the reporting unit level. Our annual impairment test has two steps. The first identifies potential impairments by comparing the fair value of the reporting unit with its carrying value.  If the fair value exceeds the carrying amount, goodwill is not impaired and the second step is not necessary. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied fair value of goodwill is less than the carrying amount, a write-down is recorded.

The impairment test for the other intangible assets is performed by comparing the carrying amount of the intangible assets to the sum of the undiscounted expected future cash flows whenever events or circumstances indicate that an impairment may have occurred. If the sum of the future undiscounted cash flows is less than the carrying amount of the intangible asset or to its related group of assets, an impairment charge is recorded to the extent that the carrying amount of the intangible asset exceeds its fair value.

We predominately use a discounted cash flow model derived from internal budgets and forecasts in assessing fair values for our impairment testing.  Factors that could change the result of our impairment test include, but are not limited to, different assumptions used to forecast future net sales, expenses, capital expenditures, and working capital requirements used in our cash flow models. In addition, selection of a risk-adjusted discount rate on the estimated undiscounted cash flows is susceptible to future changes in market conditions, and when unfavorable, can adversely affect our original estimates of fair values. In the event that management determines that the value of intangible assets have become impaired using this approach, we will record an accounting charge for the amount of the impairment.  The Company also engages an independent valuation expert to assist it in performing the valuation and analysis of fair values of goodwill and intangibles.

The Company’s annual goodwill impairment testing date is October 1 of each year. In determining impairment charges, the Company uses various valuation techniques using both the income approach and market approach at each reporting unit in accordance with FASB ASC 350.The Company did not record an impairment charge during 2015.  During 2014, the Company recorded a goodwill impairment write-down of $6,363,630 related to the Energy Solutions segment which is reflected in the Statement of Operations.  The balance recorded as goodwill as of December 31, 2015 and 2014 is $15,676,246 and $4,352,177, respectively, net of accumulated impairment of $16,969,662 for both periods.

Intangible assets, other than goodwill, consist of customer relationships, non-competition agreements and trademarks/trade names.  The fair market value of the customer relationships were determined by discounting the expected future cash flows from the acquired customers.  The value of the non-competition agreements were estimated from the percentage of discounted cash flows expected to be lost if the agreement was not in place.  The Company performed its annual impairment test and determined there was no impairment during the fiscal year ended December 31, 2015.  In addition, for the fiscal year ended December 31, 2014, it was determined that a full impairment of the trade name and customer list intangible assets related to the Energy Solutions segment was required and such impairment was recorded during the fiscal year ended December 31, 2014.  As a result, the Company recorded an impairment charge of $429,394 at September 30, 2014.  Customer relationships acquired are being amortized over the estimated useful life of four or five years. Non-competition agreements are being amortized over the life of the agreement. Acquired trademarks/trade names are being amortized over five or fifteen years.  Total intangibles balances, prior to accumulated amortization, were $7,245,112 and $664,648 at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, accumulated amortization of intangible assets totaled $1,735,470 and $513,025, respectively.  Amortization expense on these intangible assets of $1,222,446 and $222,476 for the years ended December 31, 2015 and 2014, respectively, is included as depreciation and amortization on the Statement of Operations.

Amortization expense related to intangible assets for the next five years and thereafter is expected to be as follows for the years ended:

December 31, 2016	$1,311,836
December 31, 2017	862,103
December 31, 2018	790,429
December 31, 2019	781,262
December 31, 2010	220,838
Thereafter	1,543,174
$5,509,642

Revenue Recognition

The Company follows the guidance of the Securities and Exchange Commission’s Staff Accounting Bulletin No. 104 for revenue recognition.  In general, the Company records revenue when persuasive evidence of any agreement exists, services have been rendered, and collectability is reasonably assured; therefore, revenue is recognized when the Company invoices customers for completed services at contracted rates and terms. Therefore, revenue recognition may differ from the timing of cash receipts.

Income Taxes

The Company accounts for income taxes under FASB ASC Topic 740 Income Taxes.  Under FASB ASC Topic 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be removed or settled (see Note 13). The Company regularly assesses the likelihood that its deferred tax assets will be realized from recoverable income taxes or recovered from future taxable income.  To the extent that the Company believes any amounts are not more likely than not to be realized through the reversal of the deferred tax liabilities and future income, the Company records a valuation allowance to reduce its deferred tax assets.  In the event the Company determines that all or part of the net deferred tax assets are not realizable in the future, an adjustment to the valuation allowance would be charged to earnings in the period such determination is made. Similarly, if the Company subsequently realizes deferred tax assets that were previously determined to be unrealizable, the respective valuation allowance would be reversed, resulting in an adjustment to earnings in the period such determination is made.

FASB ASC Topic 740-10 clarifies the accounting for income taxes, by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the balance sheet. It also provides guidance on de-recognition, measurement and classification of amounts related to uncertain tax positions, accounting for and disclosure of interest and penalties, accounting in interim period disclosures and transition relating to the adoption of new accounting standards. Under FASB ASC Topic 740-10, the recognition for uncertain tax positions should be based on a more-likely-than-not threshold that the tax position will be sustained upon audit. The tax position is measured as the largest amount of benefit that has a greater than fifty percent probability of being realized upon settlement.

Derivative Warrant Liability

The Company evaluates warrants issued in connection with debt and preferred stock issuances to determine if those contracts, or any potential embedded components of those contracts, qualify as derivatives to be separately accounted for.  This accounting treatment requires that the carrying amount of any embedded derivatives be marked-to-market at each balance sheet date and carried at fair value.  In the event that the fair value is recorded as a liability, the change in the fair value during the period is recorded in the Statement of Operations as either income or expense. Upon expiration or exercise of the warrants, the derivative liability is marked to fair value at the conversion date and then the related fair value is reclassified to equity.  The fair value at each balance sheet date and the change in value for each class of warrant derivative is disclosed in detail in Note 2 to the Consolidated Financial Statements.

Share-based compensation

The Company accounts for stock based compensation in accordance with FASB ASC 718 – Compensation-Stock Compensation. For employee stock options issued under the Company’s stock-based compensation plans, the fair value of each option grant is estimated on the date of the grant using the Black-Scholes pricing model, and an estimated forfeiture rate is used when calculating stock-based compensation expense for the period. For employee restricted stock awards and units issued under the Company’s stock-based compensation plans, the fair value of each grant is calculated based on the Company’s stock price on the date of the grant and a forfeiture rate is estimated when calculating stock-based compensation expense for the period. The Company recognizes the compensation cost of stock-based awards according to the vesting schedule of the award.

The Company accounts for stock-based compensation awards to non-employees in accordance with FASB ASC 505-50 Equity-Based Payments to Non-Employees (“ASC 505-50”). Under ASC 505-50, the Company determines the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Any stock options issued to non-employees are recorded in expense and additional paid-in capital in stockholders’ equity (deficit) over the applicable service periods.

Fees From Factoring Arrangement

Fees charged to the Company from its factoring arrangement for accounts receivable sold with full recourse include an administrative fee that is incurred upon funding of the factored invoices to the Company and a closing fee that is incurred when payment of the original accounts receivable amount is paid to the factoring company by the Company’s customer. Administrative and closing fees from the factoring arrangement are included in interest expense in the consolidated financial statements.

Foreign Currency Translation

The functional currencies of the Company’s foreign operations are the local currencies.  The consolidated financial statements of the Company’s foreign subsidiaries have been translated into U.S. dollars. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date.  Statement of Operations amounts have been translated using the average exchange rate for the periods presented.  Accumulated net translation adjustments have been reported in other comprehensive income in the consolidated statements of comprehensive loss.

Recent accounting pronouncements

In May, 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606).” This guidance requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  In August 2015, the FASB issued ASU 2015-14, “Revenue from Contracts with Customers (Topic 606) – Deferral of the Effective Date”, a standard to provide for a one-year deferral of the effective date of ASU 2014-09.  ASU 2015-14 requires application of ASU 2014-09 for annual reporting periods beginning after December 15, 2017 and early adoption is permitted as of the original effective date (i.e. for annual reporting periods beginning after December 15, 2016).  The Company has not yet determined the effect, if any, that the adoption of this standard will have on the Company’s financial position or results of operations.

In August 2014, the FASB issued Accounting Standards Update No. 2014-15, Going Concern (“ASU 2014-15”). ASU 2014-15 provides GAAP guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and about related footnote disclosures.  For each reporting period, management will be required to evaluate whether there are conditions or events that raise substantial doubt about a company’s ability to continue as a going concern within one year from the date the financial statements are issued.  The standard will be effective for annual periods ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016.  Early application is permitted for annual or interim reporting periods for which the financial statements have not previously been issued.  Upon adoption the Company will use the guidance in ASU 2014-15 to assess going concern uncertainty matters.

On February 25, 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (“ASU 2016-02”).  ASU 2016-02 is intended to improve financial reporting about leasing transactions. ASU 2016-02 affects companies that lease assets such as real estate, airplanes, and manufacturing equipment. The ASU will require organizations that lease assets referred to as “Lessees” to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases.  The standard will be effective for annual periods ending after December 15, 2018, and interim periods within annual periods beginning after December 15, 2018.  Early adoption will be permitted for all companies and organizations upon issuance of the standard.  See Note 14 for the Company’s current lease commitments. The Company is currently in the process of evaluating the impact that ASU 2016-02 will have on its financial statements.

Since January 1, 2015, there have been several other new accounting pronouncements and updates to the Accounting Standards Codification.  Each of these updates has been reviewed by Management who does not believe their adoption has had or will have a material impact on the Company’s financial position or operating results.